Cover Page Cover Page	Apr. 01, 2022	Jan. 10, 2022
Entity Information [Line Items]
Document Type		8-K/A
Document Period End Date		Jan. 10, 2022
Entity Registrant Name		CNA FINANCIAL CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		1-5823
Entity Tax Identification Number		36-6169860
Entity Address, Address Line One		151 N. Franklin
Entity Address, City or Town		Chicago
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60606
City Area Code		312
Local Phone Number		822-5000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000021175
Amendment Flag		true
Amendment Description		In its Current Report on Form 8-K filed on January 12, 2022 (the “Original Report”), the Registrant reported the retirement of Kevin Leidwinger, President & Chief Operating Officer of the Commercial Lines of the Registrant, effective April 30, 2022. This Current Report on Form 8-K/A amends the Original Report to provide information about the compensatory arrangements related to the separation of Mr. Leidwinger from the Registrant
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, Par value $2.50
Trading Symbol		"CNA"
Security Exchange Name		NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name		CHX